NET LOSS PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
NET LOSS PER COMMON SHARE
Schedule of computation of basic and diluted net loss per common share

The following table sets forth the computation of basic and diluted net loss per common share for the three and nine months ended September 30, 2019 and 2018 (in thousands, except share and per share data):

	Three Months Ended
	September 30,
	2019	2018
Numerator:
Net loss	$(10,713)	$(4,281)
Denominator:
Weighted-average common stock outstanding	17,095,870	5,497,871
Net loss per share attributable to common stockholders - basic and diluted	$(0.63)	$(0.78)

	Nine Months Ended
	September 30,
	2019	2018
Numerator:
Net loss	$(27,880)	$(9,802)
Denominator:
Weighted-average common stock outstanding	14,085,579	5,473,414
Net loss per share attributable to common stockholders - basic and diluted	$(1.98)	$(1.79)

The following table sets forth the computation of basic and diluted net loss per common share (in thousands, except share and per share data):

	Years Ended
	December 31,
	2017	2018
Numerator:
Net loss	$(4,282)	$(16,521)
Denominator:
Weighted-average common stock outstanding	5,406,513	5,483,149
Net loss per share, basic and diluted	$(0.79)	$(3.01)

Schedule of potential dilutive securities excluded from the computation of diluted net loss per share attributable to common stockholders

	As of
	September 30,
	2019	2018
Preferred Stock	—	3,093,898
Options to purchase common stock	3,767,571	1,035,466
Warrants to purchase common stock	482,364	309,389

	As of
	December 31,
	2017	2018
Preferred Stock	3,093,898	7,095,746
Options to purchase common stock	262,427	1,202,979
Warrants to purchase common stock	309,389	458,497

Schedule of calculation of unaudited pro forma basic and diluted net loss per share attributable to common stockholders

Unaudited pro forma basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

Year Ended December 31,
2018
(unaudited)
Numerator:
Net loss attributable to common stockholders—basic and diluted	$(16,521)
Pro forma net loss attributable to common stockholders—basic and diluted	$(16,521)
Denominator:
Weighted‑average common stock outstanding—basic and diluted	5,483,149
Pro forma adjustment to reflect conversion of convertible preferred stock to common stock upon the completion of the proposed initial public offering	3,679,938
Pro forma weighted‑average common stock outstanding—basic and diluted	9,163,087
Pro forma net loss per share attributable to common stockholders—basic and diluted	$(1.80)